Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 690	$ 427	$ 410	$ 403	$ 407	$ 483	$ 532	$ 551	$ 1,930	$ 1,973	$ 2,141
Interest expense	215	171	171	158	157	180	192	205	715	734	920
Provision for finance receivable losses	483	79	74	80	88	93	107	135	716	423	435
Other revenues	108	47	55	52	(40)	625	89	72	262	746	153
Other expenses	402	204	207	174	172	190	171	168	987	701	782
Income (loss) before provision for (benefit from) income taxes	(302)	20	13	43	(50)	645	151	115	(226)	861	157
Provision for (benefit from) income taxes	(134)	1	(8)	8	(18)	214	43	33	(133)	272	0
Net income (loss)	(168)	19	21	35	(32)	431	108	82	(93)	589	157
Net income attributable to non-controlling interests	29	32	33	33	23	39	38	26	127	126	149
Net income (loss) attributable to OneMain Holdings, Inc.	$ (197)	$ (13)	$ (12)	$ 2	$ (55)	$ 392	$ 70	$ 56	$ (220)	$ 463	$ 8
Earnings (loss) per share:
Basic (in dollars per share)	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.41	$ 0.61	$ 0.49	$ (1.72)	$ 4.03	$ 0.07
Diluted (in dollars per share)	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.40	$ 0.61	$ 0.49	$ (1.72)	$ 4.02	$ 0.07